Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2022	2021
	(in thousands)
	£	£
At January 1	371	645
Re-measurement of liability	480	4
Accretion of interest	21	18
Payments	(227)	(296)
Effect of foreign currency exchange differences	(6)	—
At December 31	639	371

Classified as:
Current	243	207
Non-current	396	164
	639	371

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2022	2021
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	272	216
Later than 1 year and not later than 3 years	306	169
Later than 3 years and not later than 5 years	123	—
Total contractual undiscounted payments	701	385
Less: effect of discounting	(62)	(14)
Discounted lease liabilities	639	371

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts	5. Leases (continued)

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2022	2021	2020
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	251	266	268
Interest expense on lease liabilities (included in administrative expenses)	21	18	26
Total amount recognized in statements of operations	272	284	294

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2022	2021
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	256	830
Later than 5 years	—	148
Total	256	978